Material accounting policies - Historical financial information has been translated to United States dollars (Details)	3 Months Ended			6 Months Ended			12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)
EQUITY
Net equity								$ (200,445)		$ (200,445)		$ 1,698,700
NET DEFICIT	$ (1,255,106)		$ (982,671)	$ (1,255,106)		$ (982,671)	$ (10,972,540)	(200,445)		(200,445)		1,698,700
TOTAL LIABILITIES AND NET DEFICIT	2,253,498			2,253,498			1,132,159	1,590,255		$ 1,590,255		$ 1,830,342
Expenses
Sales and marketing	273,768		1,097	320,708		2,122	80,603		$ 7,029
Research and development	265,626		(8,539)	265,626		791,439	954,593		1,608,895
General and administrative	243,044		(16,123)	536,140		85,569	557,904		366,435
Professional and consulting fees	373,664		199,730	808,872		584,427	1,158,484		1,252,510
Loss before other items	(1,156,102)		(176,165)	(1,931,346)		(1,463,557)	(2,751,584)		(3,234,869)
Other items
Interest income			27,936			27,423	2,134		1,554
Foreign exchange loss	(1,661)		105,581	(1,786)		115,434	2,695		(26,912)
Net income/(loss)	141,473		(309,682)	2,960,655		(1,606,414)	(51,159,048)		(3,206,403)
Non-cash adjustment:
Share based compensation				241,379		(40,700)	317,882		221,287
Foreign exchange				(9,969)		5,521	3,658		(84,499)
Changes in working capital:
Other receivables				(83,333)		130,582	107,622		(109,858)
Prepaids				165,965		61,531	(245,075)		(71,665)
Accounts payable and accrued liabilities				103,356		(138,657)	(1,035,498)		1,659,058
Cash used in operating activities				(1,515,877)		(1,588,137)	(2,945,367)		(1,592,080)
Proceeds received from Psyence Group Inc						144,405			1,172,923
Proceeds from loan						714,932
Cash provided from financing activities				2,721,636		859,337	2,350,000		1,172,923
Change in cash and cash equivalents				1,199,331		(728,800)	(601,092)		(419,157)
Cash and cash equivalents, beginning of period	733,188			733,188	$ 1,334,280	1,334,280	1,334,280		1,753,437
Cash and cash equivalents, end of period	$ 1,932,519		$ 605,480	$ 1,932,519		$ 605,480	$ 733,188	1,334,280	$ 1,334,280
Reported
EQUITY
Net equity								(271,275)			$ 2,122,696
NET DEFICIT								(271,275)			2,122,696
TOTAL LIABILITIES AND NET DEFICIT								2,152,192			2,287,196
Expenses
Sales and marketing		$ 1,471			2,847			9,292
Research and development		(11,454)			1,062,212			2,126,762
General and administrative		(21,627)			114,845			484,382
Professional and consulting fees		267,918			784,375			1,655,663
Loss before other items		(236,308)			(1,964,279)			(4,276,099)
Other items
Interest income		37,474			36,805			2,054
Foreign exchange loss		141,626			154,927			(35,574)
Net income/(loss)		(415,408)			(2,156,011)			(4,238,471)
Non-cash adjustment:
Share based compensation					(54,625)			292,756
Changes in working capital:
Other receivables					176,750			(152,778)
Prepaids					83,294			(97,547)
Accounts payable and accrued liabilities					(189,904)			2,258,967
Cash used in operating activities					(2,140,497)			(1,937,073)
Proceeds received from Psyence Group Inc					193,810			1,551,744
Proceeds from loan					959,530
Cash provided from financing activities					1,153,340			1,551,744
Change in cash and cash equivalents					(987,157)			(385,329)
Cash and cash equivalents, beginning of period					1,805,766			2,191,095
Cash and cash equivalents, end of period		818,609			818,609			1,805,766
Foreign Currency Translation
EQUITY
Net equity								70,830			(423,996)
NET DEFICIT								70,830			(423,996)
TOTAL LIABILITIES AND NET DEFICIT								(561,937)			$ (456,854)
Expenses
Sales and marketing		(374)			(725)			(2,263)
Research and development		2,915			(270,773)			(517,867)
General and administrative		5,504			(29,276)			(117,947)
Professional and consulting fees		(68,188)			(199,948)			(403,153)
Loss before other items		(60,143)			(500,722)			(1,041,230)
Other items
Interest income		(9,538)			(9,382)			(500)
Foreign exchange loss		(36,045)			(39,493)			8,662
Net income/(loss)		(105,726)			(549,597)			(1,050,392)
Non-cash adjustment:
Share based compensation					13,925			(71,469)
Foreign exchange					5,521			(84,499)
Changes in working capital:
Other receivables					(46,168)			42,920
Prepaids					(21,763)			25,882
Accounts payable and accrued liabilities					51,247			(599,909)
Cash used in operating activities					(552,360)			344,993
Proceeds received from Psyence Group Inc					(49,405)			(378,821)
Proceeds from loan					(244,598)
Cash provided from financing activities					(294,003)			(378,821)
Change in cash and cash equivalents					258,357			(33,828)
Cash and cash equivalents, beginning of period					(471,486)			(437,658)
Cash and cash equivalents, end of period		$ (213,129)			$ (213,129)			$ (471,486)